SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Options
Outstanding - beginning of year | shares	485,542
Exercised | shares	(161,416)
Expired and forfeited | shares	(33,415)
Outstanding - year end | shares	290,711
Options exercisable at year-end | shares	235,952
Weighted Average Exercise Price
Outstanding - beginning of year | $ / shares	$ 25.33
Exercised | $ / shares	17.61
Expired and forfeited | $ / shares	23.34
Outstanding - year end | $ / shares	29.83
Options exercisable at year-end | $ / shares	$ 26.98